As filed with the U.S. Securities and Exchange Commission on November 5, 2021
Registration No. 333-233647

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6
SEC File No 811-4834
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST EFFECTIVE AMENDMENT NO. 8
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 112
John Hancock Life Insurance Company (U.S.A.) Separate Account A
(Exact Name of Registrant)
John Hancock Life Insurance Company (U.S.A.)
(Name of Depositor)
200 Berkeley Street
Boston, MA 02116
(Complete address of depositor’s principal executive offices)
Depositor's Telephone Number: 617-572-6000

JAMES C. HOODLET
John Hancock Life Insurance Company (U.S.A.)
U.S. INSURANCE LAW
200 BERKELEY ST.
BOSTON, MA 02116
(Name and complete address of agent for service)

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on April 26, 2021 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
If appropriate check the following box
[X] this post-effective amendment designates a new effective date for a previously filed amendment
Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.
This Post-Effective Amendment No. 8 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 112 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-6 (the “Registration Statement”) of Registrant is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until December 3, 2021 the effectiveness of the registration statement, filed in Post-Effective Amendment No. 3 on May 18, 2021 (Accession Number 0001193125-21-164838), pursuant to paragraph (a) of Rule 485 under the Securities Act. This Post-Effective Amendment No. 8 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 105 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this post-effective amendment to the Registration Statement to be signed on its behalf in the City of Boston, Commonwealth of Massachusetts, as of the 5th day of November, 2021.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By: /s/ Marianne Harrison
Marianne Harrison

Principal Executive Officer

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(Depositor)

By: /s/ Marianne Harrison
Marianne Harrison

Principal Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated as of the 5th day of November, 2021.

Signatures	Title
/s/ Simonetta Vendittelli	Vice President and Controller
Simonetta Vendittelli

/s/ Martin Sheerin	Senior Vice President and Chief Financial Officer
Martin Sheerin

/s/ Marianne Harrison	Chair, President and Chief Executive Officer
Marianne Harrison

*	Director
Emanuel Alves

*	Director
Paul M. Connolly

*	Director
Thomas Edward Hampton

*	Director
J. Stephanie Nam

*	Director
Ken Ross

*	Director
Rex Schlaybaugh, Jr.

*	Director
Brooks Tingle

*	Director
Shamus Weiland

*	Director
Henry H. Wong

/s/James C. Hoodlet
James C. Hoodlet

*Pursuant to Power of Attorney